Expenses - Schedule of Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses [Abstract]
Cost of revenue	$ 8,812,374	$ 7,757,172	$ 8,812,374	$ 7,757,172
Amortization of intangible assets (refer to Note 11)			7,788	7,944
Depreciation (refer to Note 10)	612,144	445,847	612,144	445,847
Legal and professional expenses	169,380	259,837	169,380	259,837
Staffing expense			391,663	471,181
Other operating expenses	1,285,854	1,464,296	1,285,854	1,464,296
Total expenses	$ 11,279,203	$ 10,406,277	$ 11,279,203	$ 10,406,277